INCOME TAXES	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 9 – INCOME TAXES

The provision for state income taxes for the years ended is as follows:

	2024	2023
Current – State	$25,764	$67,000
Deferred – State	(398)	(44,000)
Total provision for income taxes	$25,366	$23,000

The income tax effect of temporary differences comprising the deferred tax assets and deferred tax liabilities is a result of the following at December 31:

Deferred tax assets (liabilities):	2024	2023
Allowance for credit losses	$12,061	$1,008
Depreciation	(29,208)	-
Right of use assets - net	5,245	(146)
State income taxes	4,830	-
NOL - Federal	494,385	-
NOL -state	24,286	-
Accounts receivable	11,921	17,025
Inventory	418	(128)
Other current assets	176	(95)
Accounts Payable and accrued expenses	(1,465)	(829)
Deferred income	(44)	44
Cash to accrual tax return differences	(3,536)	27,121
Deferred tax asset (liability)	519,069	44,000
Valuation allowance	(518,671)	-
Deferred tax asset (liability) -net	398	44,000
Deferred tax asset (liability) -beginning	(7,000)	(51,000)
Deferred tax asset (liability) -end	$(6,602)	$(7,000)

Reconciliation between the effective tax rate on income from continuing operations and the statutory rate for the year ending December 31, 2024 and 2023, is as follows:

	For the Year Ended December 31,
	2024	2023
Book income before taxes	-21%	21%
Pass- through entity effect	-1%	-21%
Permanent tax basis differences (guaranteed payments and penalties)	0%	0%
States taxes	1%	1%
Other	0%	0%
Change in valuation allowance	22%	0%
Effective tax rate	1%	1%

As of December 31, 2024, the Company has federal net operating loss carryforwards of $2,354,213 for federal tax purposes, which will be available to offset future taxable income and can be carried forward indefinitely but is subject to the 80% limitation on future taxable income under IRC §172. As of December 31, 2024, the Company has state net operating loss carryforwards of $255,646 for state tax purposes, which will be available to offset future Illinois taxable income and will expire after a 20-year carryforward period. As of December 31, 2023, the Company did not have any federal or state net operating loss carryforwards.

The Company has provided a full valuation allowance against its deferred tax assets related to its net operating loss carryforwards due to the uncertainty surrounding the realizability of the benefit, based on a more likely than not criteria and in consideration of available positive and negative evidence.

The Company’s income tax provision was computed based on the federal statutory rate and the average state statutory rates, net of the related federal benefit.

CALLAN JMB INC.

(Formerly known as Coldchain Technology Services, LLC)

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 and 2023

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Under the provisions of the Internal Revenue Code, the net operating loss carryforwards are subject to review and possible adjustment by the Internal Revenue Service and state tax authorities. Net operating loss carryforwards may become subject to an annual limitation in the event of certain cumulative changes in the ownership interest of significant shareholders over a three-year period in excess of 50 percent, as defined under Sections 382 and 383 of the Internal Revenue Code, respectively, as well as similar state provisions. This could limit the amount of tax attributes that can be utilized annually to offset future taxable income or tax liabilities. The amount of the annual limitation is determined based on the value of the Company immediately prior to the ownership change. Subsequent ownership changes may further affect the limitation in future years.

The Company will file tax returns in the United States and various states in which nexus is achieved. The Company is subject to U.S. federal and state tax examinations by tax authorities for years 2021 through present. As of December 31, 2024 and 2023, the Company has not recorded a liability for unrecognized tax benefits, interest, or penalties related to federal and state income tax matters and there are currently no pending tax examinations. The Company will recognize interest and penalties related to uncertain tax positions in income tax expense.